Interests in Other Entities - Additional Information (Detail) S/ in Millions	1 Months Ended
Dec. 31, 2019 PEN (S/)
Viva Negocio Inmobiliario S.A. [Member]
Disclosure of subsidiaries [line items]
Supplementary premium capitalize	S/ 65.3
Returns of contributions	S/ 82.3
Percentage of common shares held by Subsidiaries (%)	43.30%
Viva Negocio Inmobiliario S.A. [Member] | Previously stated [member]
Disclosure of subsidiaries [line items]
Percentage of common shares held by Subsidiaries (%)	36.10%
Cumbra Peru S.A [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	56.20%
Capital increase for monetary contributions	S/ 146.1
Percentage of common shares held by the Group (%)	98.90%
Cumbra Peru S.A [member] | Previously stated [member]
Disclosure of subsidiaries [line items]
Percentage of common shares directly held by Parent (%)	63.40%
Percentage of common shares held by the Group (%)	98.20%